Finance expense - Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance Expense [Abstract]
Fair value adjustment on redeemable preference shares	$ (35,626)	$ 0
Interest on lease liability	(12)	0
Interest charges on Red Kite loan and associated withholding taxes	0	(9,987)
Accretion charges on asset retirement provisions	0	(429)
Other	(12)	(321)
Total finance expense	$ (35,650)	$ (10,737)